INCOME TAXES - Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Total	$ 252.0	$ 177.5
Total	(687.4)	(597.3)
Net deferred tax liabilities	(435.4)	(419.8)	$ (513.3)
Deferred tax assets	84.1	67.6
Deferred tax liabilities	(519.5)	(487.4)
Provisions
Deferred tax assets and liabilities
Total	106.1	87.1
Net deferred tax liabilities	106.1	87.1	65.6
Carryforward of unused tax losses
Deferred tax assets and liabilities
Total	50.2	32.8
Net deferred tax liabilities	50.2	32.8	21.8
Employee benefits
Deferred tax assets and liabilities
Total	29.7	19.3
Net deferred tax liabilities	29.7	19.3	2.0
Impairment
Deferred tax assets and liabilities
Total	0.0	3.1
Net deferred tax liabilities	0.0	3.1	3.0
Fair value adjustments
Deferred tax assets and liabilities
Total	8.6	0.0
Total	0.0	(0.9)
Net deferred tax liabilities	8.6	(0.9)	7.9
Foreign tax credits
Deferred tax assets and liabilities
Total	3.0	0.6
Net deferred tax liabilities	3.0	0.6	0.6
Unrecognized profit on internal sales of inventory
Deferred tax assets and liabilities
Total	20.4	14.8
Net deferred tax liabilities	20.4	14.8	14.0
Other temporary differences
Deferred tax assets and liabilities
Total	34.0	19.8
Total	(45.0)	(33.6)
Net deferred tax liabilities	(11.0)	(13.8)	(18.3)
Depreciation differences
Deferred tax assets and liabilities
Total	(22.5)	(22.1)
Net deferred tax liabilities	(22.5)	(22.1)	(21.1)
Trademarks
Deferred tax assets and liabilities
Total	(572.3)	(481.3)
Other intangibles
Deferred tax assets and liabilities
Total	(34.8)	(36.2)
Property, plant and equipment
Deferred tax assets and liabilities
Total	(12.8)	(23.2)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Deferred tax assets and liabilities
Total	(619.9)	(540.7)
Net deferred tax liabilities	$ (619.9)	$ (540.7)	$ (588.8)